Pioneer Investments
                                                          60 State St
                                                          Boston, MA 02109



February 1, 2011



U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pioneer Series Trust X
       (formerly, Pioneer Fundamental Growth Fund) (the "Trust");
       Post-Effective Amendment No. 11 to
       Registration Statement on Form N-1A
       (File Nos. 333-89354 and 811-21108)


Ladies and Gentlemen:

     Attached for filing on behalf of the Trust is Post-Effective
Amendment No. 11 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 12 under the Investment Company Act of 1940, as amended (the "Amendment").

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of registering shares of two new series of the Trust: Pioneer Absolute Return Credit Fund and Pioneer Multi-Asset Floating Rate Fund (each, a "Fund" and together, the "Funds"). Pioneer Absolute Return Credit Fund currently intends to offer Class A, Class C and Class Y shares. Pioneer Multi-Asset Floating Rate Fund currently intends to offer
Class A shares. The Registration Statement includes (i) each Fund's
Class A, C and Y prospectus, (ii) each Fund's statement of additional information, (iii) the Part C and (iv) exhibits.

     If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.

Very truly yours,


/s/ Thomas Reyes
Thomas Reyes



cc: Christopher J. Kelley, Esq.
    Toby R. Serkin, Esq.
    Jeremy B. Kantrowitz, Esq.